RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - U.S. Dollar-Denominated Debt Designated as Net Investment Hedges (Details) - Designated as a net investment hedge CAD in Millions, $ in Millions	Dec. 31, 2015 CAD	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CAD	Dec. 31, 2014 USD ($)
Derivative [Line Items]
Debt carrying value | CAD	CAD 23,000		CAD 17,000
Debt fair value | CAD	CAD 23,800		CAD 19,000
US$ denominated
Derivative [Line Items]
Debt carrying value | $		$ 16,600		$ 14,700
Debt fair value | $		$ 17,200		$ 16,400